SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of previously issued consolidated financial statements

	For the year ended December 31, 2025
	As Calculated	As Reported
	(Weighted	(Specific
	average	identification	Effect of
	method)	method)	Change
	RMB	RMB	RMB
Cost of materials	(18,777,806)	(18,783,453)	(5,647)
Total operating expenses	(44,209,513)	(44,215,160)	(5,647)
Operating income	5,078,582	5,072,935	(5,647)
Income before income taxes	5,285,822	5,280,175	(5,647)
Income tax expense	(1,681,205)	(1,679,793)	1,412
Net income	3,604,617	3,600,382	(4,235)
Net income attributable to the Company’s ordinary shareholders	3,604,617	3,600,382	(4,235)
Net income per share:
Basic	1.41	1.40	(0.01)
Diluted	1.40	1.40	0.00
Net income per ADS:
Basic	11.28	11.20	(0.08)
Diluted	11.20	11.20	0.00

Net income	3,604,617	3,600,382	(4,235)
Total comprehensive income	3,497,723	3,493,488	(4,235)
Total comprehensive income attributable to the Company’s ordinary shareholders	3,497,723	3,493,488	(4,235)

	For the year ended December 31, 2024
	As Previously
	Reported	As Adjusted
	(Weighted	(Specific
	average	identification	Effect of
	method)	method)	Change
	RMB	RMB	RMB
Cost of materials	(14,115,299)	(14,083,291)	32,008
Total operating expenses	(30,936,753)	(30,904,745)	32,008
Operating income	3,538,061	3,570,069	32,008
Income before income taxes	3,694,254	3,726,262	32,008
Income tax expense	(762,551)	(770,553)	(8,002)
Net income	2,931,703	2,955,709	24,006
Net income attributable to the Company’s ordinary shareholders	2,931,703	2,955,709	24,006
Net income per share:
Basic	1.15	1.16	0.01
Diluted	1.15	1.16	0.01
Net income per ADS:
Basic	9.20	9.28	0.08
Diluted	9.20	9.28	0.08

Net income	2,931,703	2,955,709	24,006
Total comprehensive income	2,973,295	2,997,301	24,006
Total comprehensive income attributable to the Company’s ordinary shareholders	2,973,295	2,997,301	24,006

	For the year ended December 31, 2023
	As Previously
	Reported	As Adjusted
	(Weighted	(Specific
	average	identification	Effect of
	method)	method)	Change
	RMB	RMB	RMB
Cost of materials	(10,892,214)	(10,897,409)	(5,195)
Total operating expenses	(21,877,548)	(21,882,743)	(5,195)
Operating income	3,025,618	3,020,423	(5,195)
Income before income taxes	3,107,359	3,102,164	(5,195)
Income tax expense	(259,426)	(258,127)	1,299
Net income	2,847,933	2,844,037	(3,896)
Net income attributable to the Company’s ordinary shareholders	2,847,933	2,844,037	(3,896)
Net income per share:
Basic	1.12	1.12	0.00
Diluted	1.12	1.12	0.00
Net income per ADS:
Basic	8.96	8.96	0.00
Diluted	8.96	8.96	0.00

Net income	2,847,933	2,844,037	(3,896)
Total comprehensive income	2,847,573	2,843,677	(3,896)
Total comprehensive income attributable to the Company’s ordinary shareholders	2,847,573	2,843,677	(3,896)

	As of December 31, 2025			As of December 31, 2024
				As Previously
	As Calculated	As Reported		Reported	As Adjusted
	(Weighted	(Specific	Effect	(Weighted	(Specific	Effect
	average	identification	of	average	identification	of
	method)	method)	Change	method)	method)	Change
	RMB	RMB	RMB	RMB	RMB	RMB
Inventories, net	2,945,339	2,966,506	21,167	2,473,393	2,500,205	26,812
Total current assets	14,409,780	14,430,947	21,167	10,704,787	10,731,599	26,812
Total Assets	30,280,417	30,301,584	21,167	23,099,114	23,125,926	26,812
Accrued expenses and other current liabilities	4,143,031	4,148,323	5,292	3,027,503	3,034,205	6,702
Total current liabilities	8,501,328	8,506,620	5,292	6,682,375	6,689,077	6,702
Total liabilities	13,156,933	13,162,225	5,292	10,046,504	10,053,206	6,702
Statutory reserves	451,506	453,625	2,119	365,927	368,046	2,119
Accumulated deficits	(2,452,741)	(2,438,985)	13,756	(5,971,779)	(5,953,788)	17,991
Total Company’s ordinary shareholders’ equity	15,608,824	15,624,699	15,875	11,537,950	11,558,060	20,110
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	30,280,417	30,301,584	21,167	23,099,114	23,125,926	26,812

	Effects on Changes of the Group’s Consolidated Equity
	As Previously Reported	As Adjusted
	(Weighted average method)	(Specific identification method)	Effect of Change
	RMB	RMB	RMB
Balance as of December 31 , 2025
Statutory reserves	451,506	453,625	2,119
Accumulated deficits	(2,452,741)	(2,438,985)	13,756
Total Company’s ordinary shareholders’ equity	15,608,824	15,624,699	15,875
Total shareholders’ equity	15,608,824	15,624,699	15,875

Balance as of December 31, 2024
Statutory reserves	365,927	368,046	2,119
Accumulated deficits	(5,971,779)	(5,953,788)	17,991
Total Company’s ordinary shareholders’ equity	11,537,950	11,558,060	20,110
Total shareholders’ equity	11,537,950	11,558,060	20,110

Balance as of December 31, 2023
Statutory reserves	168,204	167,679	(525)
Accumulated deficits	(8,705,759)	(8,709,130)	(3,371)
Total Company’s ordinary shareholders’ equity	8,136,405	8,132,509	(3,896)
Total shareholders’ equity	8,136,405	8,132,509	(3,896)

	Effect on the Group’s Consolidated Cashflows
	As Previously Reported	As Adjusted
	(Weighted average method)	(Specific identification method)	Effected of change
	RMB	RMB	RMB
Year ended December 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	3,604,617	3,600,382	(4,235)
Changes in operating assets and liabilities:
Inventories	(442,226)	(436,581)	5,645
Accrued expenses and other liabilities	933,584	932,174	(1,410)
Net cash provided by operating activities	6,091,062	6,091,062	—

Year ended December 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	2,931,703	2,955,709	24,006
Changes in operating assets and liabilities:
Inventories	(244,510)	(276,518)	(32,008)
Accrued expenses and other liabilities	669,861	677,863	8,002
Net cash provided by operating activities	4,229,272	4,229,272	—

Year ended December 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	2,847,933	2,844,037	(3,896)
Changes in operating assets and liabilities:
Inventories	(988,322)	(983,126)	5,196
Accrued expenses and other liabilities	675,313	674,013	(1,300)
Net cash provided by operating activities	2,900,425	2,900,425	—

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Store operating equipment	5 years
Office equipment and others	3-5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Mechanical equipment	10 years
Buildings	40-50 years
Assets subject to operating lease	40-50 years

Schedule of revenue recognition

	For the year ended December 31,
	2023		2024		2025		2025
	RMB	%	RMB	%	RMB	%	US$	%

	(in thousands, except for percentages)
Net revenues:
Revenues from product sales	18,677,390	75.0	26,729,523	77.5	37,694,405	76.5	5,380,073	76.5
Freshly brewed drinks	16,877,880	67.8	24,501,085	71.1	34,616,741	70.2	4,940,802	70.2
Other products	1,241,868	5.0	1,685,413	4.9	2,319,079	4.7	330,999	4.7
Others	557,642	2.2	543,025	1.5	758,585	1.6	108,272	1.6
Revenues from partnership stores	6,225,776	25.0	7,745,291	22.5	11,593,690	23.5	1,654,752	23.5
Total net revenues	24,903,166	100.0	34,474,814	100.0	49,288,095	100.0	7,034,825	100.0